July 16, 2012

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:         Eagle Series Trust
File Nos. 033-57986 and 811-07470
Post-Effective Amendment No. 61

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Series Trust (“Trust”) is Post-Effective Amendment No. 61 to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The sole purpose of this filing is to register with the Securities and Exchange Commission a new series of the Trust, the Eagle Tax-Exempt Bond Fund, and its Class A, C, I, R-3, R-5 and R-6 shares.  No other series of the Trust is affected by this filing.

The Trust requests that this filing be made effective on October 1, 2012, pursuant to Rule 485(a)(2) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9195.

Very truly yours,

/s/ Kevin P. Christy

Kevin P. Christy

Attachments

cc:  Richard J. Rossi
      Susan L. Walzer
Eagle Asset Management, Inc.

      Francine J. Rosenberger
K&L Gates LLP